Condensed Consolidated Statements of Changes in Shareholders' Equity (Unaudited) - GBP (£)	Common Stock [Member]	Deferred Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2022	£ 95	£ 397,398	£ 33,308,568	£ (33,374,796)	£ 331,265
Balance, shares at Dec. 31, 2022	949,958	794,955
Share-based compensation expense			142,321		142,321
Share-based compensation expense, shares
Issuance of ordinary shares, net of issuance costs	£ 485		1,536,360		1,536,845
Issuance of ordinary shares, net of issuance costs, shares	4,849,340
Net income (loss)				357,976	357,976
Balance at Jun. 30, 2023	£ 580	£ 397,398	34,987,249	(33,016,820)	2,368,407
Balance, shares at Jun. 30, 2023	5,799,298	794,955
Balance at Dec. 31, 2023	£ 2,057	£ 397,398	41,123,065	(38,837,290)	2,685,230
Balance, shares at Dec. 31, 2023	20,570,088	794,955
Share-based compensation expense			908,613		908,613
Share-based compensation expense, shares
Net income (loss)				(5,308,407)	(5,308,407)
Shares issued in connection with Series D warrant exercise, net of issuance costs	£ 1,248		911,544		912,792
Shares issued in connection with Series D warrant exercise, net of issuance costs, shares	12,475,000
Shares issued in connection with Series E warrant exercise, net of issuance costs	£ 3,500		2,782,694		2,786,194
Shares issued in connection with Series E warrant exercise, net of issuance costs, shares	35,000,000
Shares issued in connection with exercise of prefunded warrants, deferred pension settlement and consulting services	£ 3,086		16,679		19,765
Shares issued in connection with deferred pension, shares	30,857,553
Balance at Jun. 30, 2024	£ 9,891	£ 397,398	£ 45,742,595	£ (44,145,697)	£ 2,004,187
Balance, shares at Jun. 30, 2024	98,902,641	794,955